Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 02, 2022
Entity Registrant Name	dei_EntityRegistrantName	Valkyrie ETF Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001877493
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 02, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 02, 2022
Prospectus Date	rr_ProspectusDate	Dec. 15, 2021
Valkyrie Balance Sheet Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the fifth sentence of the third paragraph under the section titled “Principal Investment Strategies” is hereby revised as follows:

“The Fund may also invest up to 20% of its net assets (at the time of purchase) in non-U.S. securities (including securities issued by companies operating in emerging market countries) either directly or through the use of American Depositary Receipts.”